CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	39,250,000	35,000,000
Common Stock, Shares, Outstanding	39,250,000	35,000,000